OLD MUTUAL INSURANCE SERIES FUND

Supplement Dated October 1, 2007

This Supplement updates certain information contained in the currently effective Prospectus of Old Mutual Insurance Series Fund, dated April 10, 2007. You should retain your Prospectus and current supplements for future reference. You may obtain an additional copy of a Prospectus and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the text under the “The Investment Advisor and Sub-Advisors – The Portfolio Managers – Columbus Circle Technology and Communications Portfolio” section of the Prospectus:

Anthony Rizza, CFA, is co-portfolio manager of the Old Mutual Columbus Circle Technology and Communications Portfolio. Mr. Rizza has been at Columbus Circle for the past 16 years and has managed Columbus Circle’s technology portfolio since 1994.

Craig Chodash, CFA, is co-portfolio manager of the Old Mutual Columbus Circle Technology and Communications Portfolio. Mr. Chodash joined Columbus Circle in May, 2003 as Senior Vice President/Senior Securities Analyst. Prior to joining Columbus Circle, Mr. Chodash held the position of portfolio manager and Senior Vice President/Analyst at J. & W. Seligman & Company.

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Distributor: Old Mutual Investment Partners

R-07-172 10/2007

OLD MUTUAL INSURANCE SERIES FUND

Supplement Dated October 1, 2007

This Supplement updates certain information contained in the currently effective Statement of Additional Information (the “SAI”) of Old Mutual Insurance Series Fund dated April 10, 2007, as supplemented. You should retain your SAI and current supplements for future reference. You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The section of Exhibit D to the SAI titled “Investments in Each Fund” is amended by adding the following:

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND
Craig Chodash**	Columbus Circle Technology and Communications Fund	None

** Indicates new Portfolio Manager to the applicable Portfolio as of October 1, 2007. The dollar range of investments for the new Portfolio Manager is as of March 31, 2007.

The section of Exhibit D to the SAI titled “Other Managed Accounts” is amended by adding the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
Craig Chodash**	1 Registered Investment Vehicle with $18.8 million in total assets under management.
1 Other Account with $43.6 million in total assets under management.

** Indicates new Portfolio Manager to the applicable Portfolio as of October 1, 2007. The dollar range of investments for the new Portfolio Manager is as of March 31, 2007.

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Distributor: Old Mutual Investment Partners

R-07-173 10/2007